COMMITMENTS AND CONTINGENCIES (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Fine for failing to submit short interest reports	$ 300,000
Contingencies, provision	$ 900,000	$ 0